Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of the Class A Ordinary Shares Subject to Possible Redemption - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds			$ 200,000,000	$ 200,000,000
Less:
Redemption of Class A ordinary share subject to possible redemption			(154,906,130)
Plus:
Increase in redemption value of Class A ordinary shares subject to possible redemption	$ 439,819	$ 501,501	2,070,678	26,754,890
Class A ordinary shares subject to possible redemption	22,081,952	$ 47,666,049	47,164,548	$ 200,000,000
Redemptions of Class A ordinary shares	$ (26,023,916)		$ 2,070,678